Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Property, plant, or equipment held under lease agreements	$ 7	$ 12
Long-term operating lease commitments	107	153
Long-term operating lease commitments expiration	Expire at various dates during the next 30 years
Rent expense	65	54	51
Purchase commitments	166
Purchase commitments due period	2019
Accrued legal fees	7	59
Range of possible loss, minimum	0
Range of possible loss, maximum	$ 24